Cash and cash equivalents and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]

	2025			2024			Change 25/24
(Million euro)	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total
Long term	4,774	2,660	7,434	5,198	3,058	8,256	(424)	(398)	(822)
Highways	4,774	2,279	7,053	5,198	2,707	7,905	(424)	(428)	(852)
US highways	4,774	1,724	6,498	5,198	2,138	7,337	(424)	(414)	(838)
Spanish highways	—	555	555	—	569	569	—	(14)	(14)
Airports	—	62	62	—	—	—	—	62	62
Construction	—	92	92	—	97	97	—	(5)	(5)
Energy	—	187	187	—	209	209	—	(22)	(22)
Other	—	39	39	—	44	44	—	(5)	(5)
Short term	7	177	184	1	142	143	6	35	41
Highways	7	34	41	1	38	39	6	(4)	2
US highways	7	—	7	1	—	1	6	—	6
Spanish highways	—	34	34	—	38	38	—	(4)	(4)
Airports	—	15	15	—	94	94	—	(79)	(79)
Construction	—	5	5	—	5	5	—	—	—
Energy	—	120	120	—	2	2	—	118	118
Other	—	2	2	—	3	3	—	(1)	(1)
TOTAL	4,781	2,836	7,617	5,199	3,200	8,400	(418)	(364)	(782)

Disclosure of detailed information about cash and cash equivalents of ex-project companies

Million EUR	2025.DEC
EUR	2,022
PLN	682
USD	535
CAD	372
GBP	225
AUD	154
Other	80
Total Cash and Cash equivalents ex-infrastructure projects	4,070

Disclosure of gross infrastructure and ex infrastructure project borrowings [Table Text Block]

(Million euro)	Dec. 2024	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes and other	Capitalized/accrued interest	Dec.25
Infrastructure project borrowings	8,400	229	(904)	(93)	(15)	7,617

(Million euro)	Dec. 2024	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes	Capitalized/accrued interest and other	Dec.25
Borrowings	2,889	(130)	(5)	(7)	63	2,810
Cross- currency swaps	(2)	2	—	—	—	—
Ex-infrastructure project borrowings	2,886	(128)	(5)	(7)	63	2,810

Disclosure of other infrastructure projects company borrowings [Table Text Block]

	2025			2024
(Million euro)	Long term	Short term	Total	Long term	Short term	Total	Change 25/24
Airports	62	15	77	—	94	94	(17)
Dalaman International Airport	62	15	77	—	94	94	(17)
Construction	92	5	97	98	6	103	(6)
Conc. Prisiones Lledoners,S.A.	58	2	60	61	3	63	(3)
Depusa Aragón S.A.	20	2	22	22	2	24	(2)
Budimex Group	14	1	15	15	1	16	(1)
Energy	187	121	307	210	2	211	96
Transchile Charrúa Transmisión, S.A.	—	—	—	105	—	105	(105)
Centella Transmisión, S.A.	90	2	91	105	2	106	(15)
Misae Solar IV LLC	80	119	199	—	—	—	199
AZALIA, SP. Z O.O	17	—	17	—	—	—	17
Other	39	2	42	44	3	47	(5)
Waterbeach	39	2	42	44	3	47	(5)
TOTAL Other infrastructure project company borrowings	380	143	523	352	105	455	68

Disclosure of maturities by currency and fair value of infrastructure project company borrowings [Table Text Block]

(Million euro)	Currency	Fair value 2025	Carrying amount 2025	2026	2027	2028	2029	2030	2031+	Total maturities
Infrastructure project company obligations		4,313	4,781	7	1	189	1	41	4,317	4,556
HIGHWAYS		4,313	4,781	7	1	189	1	41	4,317	4,556
	USD	4,313	4,781	7	1	189	1	41	4,317	4,556
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		2,836	2,836	359	105	75	179	83	2,399	3,199
HIGHWAYS		2,314	2,314	214	77	44	52	63	2,211	2,662
	USD	1,724	1,724	180	42	—	—	—	1,853	2,075
	EUR	589	589	34	35	44	52	63	358	587
AIRPORTS		77	77	16	18	20	21	7	—	82
	EUR	77	77	16	18	20	21	7	—	82
CONSTRUCTION		97	97	4	5	5	5	6	72	97
	EUR	82	82	4	5	5	5	6	58	83
	PLN	15	15	—	—	—	—	—	14	14
ENERGY		307	307	121	2	2	95	2	92	315
	USD	290	290	121	2	2	95	2	76	298
	PLN	17	17	1	—	—	—	—	16	17
OTHER		42	42	3	3	4	5	5	23	43
	GBP	42	42	3	3	4	5	5	23	43
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		7,149	7,617	366	106	265	180	124	6,715	7,755

(Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Infrastructure project company obligations		3,574	5,199	1	8	1	215	1	4,704	4,930
HIGHWAYS		3,574	5,199	1	8	1	215	1	4,704	4,930
	USD	3,574	5,199	1	8	1	215	1	4,704	4,930
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,200	3,200	120	233	155	151	274	2,690	3,624
HIGHWAYS		2,745	2,745	98	104	130	122	133	2,565	3,152
	USD	2,138	2,138	70	71	95	79	82	2,153	2,549
	EUR	607	607	28	33	35	43	51	412	603
AIRPORTS		94	94	14	16	18	20	21	16	105
	EUR	94	94	14	16	18	20	21	16	105
CONSTRUCTION		103	103	4	4	5	5	5	79	102
	EUR	87	87	4	4	5	5	5	64	87
	PLN	16	16	—	—	—	—	—	15	15
ENERGY		211	211	2	106	—	—	109	—	216
	USD	211	211	2	106	—	—	109	—	216
OTHER		47	47	3	3	3	4	5	30	49
	GBP	47	47	3	3	3	4	5	30	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		6,774	8,400	121	241	156	366	275	7,394	8,554

Disclosure of credit limits and credit drawable for infrastructure projects [Table Text Block]

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Debt recognized	Limit	Utilized	Drawable	Debt recognized
Highways	7,218	7,218	—	7,094	8,091	8,082	9	7,945
US highways	6,631	6,631	—	6,505	7,479	7,479	—	7,338
Spanish highways	587	587	—	589	614	603	9	606
Airports	82	82	—	77	105	105	—	94
Construction	97	97	—	97	103	102	—	103
Energy	341	315	26	307	220	216	4	211
Other	43	43	—	42	49	49	—	47
TOTAL BORROWINGS	7,781	7,755	26	7,617	8,567	8,554	13	8,400

Disclosure of short and long term borrowing ex infrastructure projects [Table Text Block]

			2025			2024
(Million euro)	Long term	Short term	Total	Long term	Short term	Total
Corporate bonds and debentures	1,844	809	2,653	1,773	518	2,292
Euro Commercial Paper	—	50	50	—	249	249
Corporate liquidity lines	60	—	60	60	252	312
Other borrowings	19	28	47	3	33	36
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES	1,923	887	2,810	1,836	1,052	2,889

Disclosure of corporate debt ex infrastructure project [Table Text Block]

Issuance date	Nominal value (Million euro)	Maturity	Annual coupon
5/14/2020	780	5/14/2026	1.38%
11/12/2020	500	11/12/2028	0.540%
9/10/2023	500	9/13/2030	4.375%
1/16/2025	500	1/16/2030	3.250%
11/20/2025	400	5/20/2031	0.750%
Total	2,680

Disclosure of corporate debt and other borrowings [Table Text Block]

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Bonds	2,680	2,680	—	2,653	2,280	2,280	—	2,292
Syndicated facility	900	—	900	—	788	250	538	252
ECPs	50	50	—	50	249	249	—	249
Credit lines	60	60	—	60	60	60	—	60
TOTAL CORPORATE DEBT	3,690	2,790	900	2,763	3,377	2,839	538	2,852

	2025				2024
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Construction	149	41	108	42	131	17	114	14
Airports	3	3	—	3	—	—	—	14
Energy	1	1	—	1	—	—	—	—
Other	1	1	—	1	8	8	—	8
OTHER BORROWINGS	154	46	108	47	140	26	114	36

Disclosure of maturities by currency and fair value of borrowings excluding infrastructure project companies [Table Text Block]

Borrowings (Million euro)	Currency	Fair value 2025	Carrying amount 2025	2026	2027	2028	2029	2030	2031+	Total maturities
Corporate debt		2,824	2,763	830	60	500	—	1,000	400	2,790
	EUR	2,824	2,763	830	60	500	—	1,000	400	2,790
Other borrowings		47	47	9	—	—	1	—	13	23
	EUR	10	10	—	—	—	—	—	—	1
	PLN	23	23	9	—	—	—	—	12	22
	Other	14	14	—	—	—	—	—	—	—
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,871	2,810	839	60	500	1	1,000	413	2,813

Borrowings (Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Corporate debt		2,830	2,852	999	780	60	500	—	500	2,839
	EUR	2,830	2,852	999	780	60	500	—	500	2,839
Other borrowings		36	36	2	9	12	2	1	—	26
	EUR	7	7	—	—	—	1	—	—	1
	PLN	5	5	2	1	1	—	1	—	5
	CLP	7	7	—	—	7	1	—	—	8
	Other	17	17	—	8	4	—	—	—	12
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,866	2,889	1,001	789	72	502	1	500	2,865